Employee Benefits and Incentive Plans - 2006 Executive Incentive Plan and 2013 Long-Term Incentive Plan - Additional Information (Detail) (USD $)
In Millions, except Share data, unless otherwise specified
	0 Months Ended					12 Months Ended				12 Months Ended
	Nov. 18, 2013	Aug. 22, 2013	Jul. 30, 2013	May 16, 2013	Aug. 15, 2012	Dec. 31, 2013	Dec. 31, 2013 Modified Agreement [Member]	Dec. 31, 2012 EIP [Member] Prior Year [Member]	Dec. 31, 2012 Option Certificate [Member]	Dec. 31, 2013 Long Term Incentive Plan [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] EIP [Member] Prior Year [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based payment award vesting period			3 years							4 years	4 years	5 years
The annual vesting and exercisable percentage options awarded								20.00%	25.00%	25.00%
Cash Dividend Per Share	$ 0.225	$ 0.225		$ 0.225	$ 8.00
Stock-based Compensation, Accelerated Vesting						$ 6.8
Option Granted Price Modified						$ 8.00
Option Granted Price Modified							$ 25.52
Dividend Equivalent Payment						$ 1.5
Common stock granted under plan										8,500,000